Leases - Schedule of Future minimum lease payments (Details) $ in Millions	Jun. 30, 2024 USD ($)
Operating Leases
2025	$ 136
2026	112
2027	116
2028	80
2029	70
Thereafter	961
Total future minimum lease payments	1,475
Less: interest	(474)
Present value of minimum payments	$ 1,001